Income taxes (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of income tax recovery

	2021	2020	2019
Income (loss) before income taxes	$(864,202)	$(2,356,488)	(9,476,934)
Effective income tax rate (%)	27.25%	27.25%	27.25%
Expected income tax (recovery)	$(235,495)	$(642,143)	(2,582,166)
Loss (income) related to entities taxed as partnerships	1,056	-	-
Temporary differences related to inventory valuation	124,590	(124,590)	(142,025)
Temporary differences related to start-up costs	(196,978)	(196,978)	99,029
Temporary differences related to Transaction costs	(2,217,730)	(1,927,848)	320,709
Non-deductible expenses	(42,264)	(248,392)	1,059,283
Permanent difference for loss (income) related to entities taxed as corporations	(369,512)	-	-
Permanent difference for loss (income) related to entities taxed as partnerships	(6,749)	-	-
Temporary differences related to cost of goods sold	-	-	172,517
Unrealized gain on biological assets	-	-	(134,720)
Share issuance costs	-	-	(13,457)
Losses and other deductions for which no benefit has been recognized	3,093,625	3,139,951	1,220,830
Income tax expense	$150,543	$-	-

Schedule of Deferred Taxes

Deferred Tax Assets	2021	2020
	$	$
Start-up costs	196,978	196,978
Inventory	(124,590)	124,590
Biological asset fair value adjustment	-	-
Net operating loss carry-forwards	2,503,436	1,369,512
Share issuance costs	-	-
IFRS Adjustments	(209,847)	28,254
Amortization/Depreciation expenses	474,689	351,345
Transaction costs	965,356	919,825
Technology impairment	429,122	429,122
Debt restructure	125,953	125,953
Various derivative and unrealized gain/loss	432,457	73,350
Allowance for doubtful accounts	-	-
Gross deferred tax assets before tax not recognized	4,793,553	3,618,929
Deferred taxes not recognized	(4,793,553)	(3,618,929)
Net deferred tax assets	-	-